Trade Notes and Accounts Receivable, Net (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Notes and Accounts Receivable, Net
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual ("upfront basis") and from time to time ("scatter basis") prepayments (see Note 2 (p))	$ 1,499,335	$ 3,327,579
Trade accounts receivable	14,955,334	13,265,351
Loss allowance	(3,361,658)	(4,249,133)	$ (4,846,643)
Total trade notes and accounts receivable, net	$ 13,093,011	$ 12,343,797